Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Cash and cash equivalents
Schedule of cash and cash equivalents

	2024	2023
	€m	€m
Cash and bank deposits[1]	4,168	3,924
Money market funds[2]	2,015	7,781
Cash and cash equivalents as presented in the consolidated statement of financial position	6,183	11,705
Bank overdrafts	(111)	(77)
Cash and cash equivalents of discontinued operations	42	–
Cash and cash equivalents as presented in the consolidated statement of cash flows	6,114	11,628

Note:

1	Includes bank deposits under repurchase agreements of €2,034 million (2023: €1,750 million).
2	Items are measured at fair value and the valuation basis is level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.